INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement of the valuation allowance
Balance at the beginning of the year	¥ 134,935	¥ 118,952	¥ 116,403
Increase during the year	17,306	15,983	2,549
Balance at the end of the year	¥ 152,241	¥ 134,935	¥ 118,952